                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                                                  May 5, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     Re: Van Kampen Limited Duration Fund
         Rule 497(j) Filing (File Nos. 33-01705 and 811-04491)

Ladies and Gentlemen:

     Van Kampen Limited Duration Fund (the "Registrant") filed via EDGAR on April 30, 2010 an electronically signed copy of Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed herewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (630) 684-6301 or Charles B. Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Elizabeth Nelson
                                    -------------------------
                                    Elizabeth Nelson
                                    Assistant Secretary